February 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Equity Trust
(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of ING Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 31, 2014, to the Prospectus dated September 30, 2013, for ING Mid Cap Value Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated January 31, 2014 in XBRL for the Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2650.

Regards,

/s/ Paul Caldarelli

Paul Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com